Transactions with Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Transactions with Related Parties [Abstract]
Schedule of Key Management Personnel	Key management personnel include the Company’s executive officers and Board of Directors.
Key Management Personnel	March 31, 2026	March 31, 2025	March 31, 2024
Short term benefits	1,082,942	984,697	465,702
Share-based compensation	78,384	-	233,295
Total	1,161,326	984,697	698,997